Intangible Assets	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets

Note 17 Intangible Assets

	December 31,	December 31,
(in U.S. dollars)	2025	2024
Goodwill	$11,975,024	$11,975,024
Technology	—	—
Total	$11,975,024	$11,975,024

(in U.S. dollars)	Goodwill	Technology	Total
Balance at December 31, 2023	$11,975,024	$15,285	$11,990,309
Additions	—	—	—
Amortization	—	(15,285)	(15,285)
Balance at December 31, 2024	$11,975,024	$—	$11,975,024
Additions	—	—	—
Amortization	—	—	—
Balance at December 31, 2025	$11,975,024	$—	$11,975,024

Intangible assets, other than goodwill, have finite useful lives. The current amortization charges for intangible assets are included under depreciation and amortization expense in the statement of profit or loss and other comprehensive (loss) income. Goodwill has an indefinite useful life.

The Company performs its annual impairment testing of goodwill for the NAM GCU on June 30 each year. For the purposes of impairment testing, the cash generating unit has been defined as the business to which the goodwill relates where individual cash flows can be ascertained for the purposes of discounting future cash flows.

For the 2025 annual impairment test, the recoverable amount of the Cash-Generating Unit (“CGU”) was determined using a ‘Fair Value Less Costs to Sell’ (“FVLCS”) approach, based on the current Riverside Project Plan, which assumes commercial offtake will commence in late 2027.

The FVLCS calculation involves significant estimates and assumptions, including projected volumes, growth rates, and gross margins, which are used to estimate future cash flows. This valuation is classified as Level 3 in the fair value hierarchy due to the use of unobservable inputs.

The present value of expected cash flows was determined by applying a discount rate that reflects the risks specific to the CGU.

The recoverable amount of the NOVONIX Anode Materials CGU (“NAM CGU”) was deemed to be in excess of the carrying value of the NAM CGU, and therefore no impairment was recognized as of June 30, 2025.

Cash flow projections used in the valuation are based on financial budgets approved by management and the Board, covering a 10-year period. Management determined this horizon to be appropriate to reflect the Company’s binding customer contracts and the anticipated production ramp-up to full capacity by 2028, at which point operations are expected to normalize.

Key assumptions used in the FVLCS calculation include:

•
Post-tax discount rate: 11.5% (2024: 11.5%)
•
Revenue sales prices: USD $10–$12/kg updated from 2024 (USD $7–$10/kg) in connection with the U.S. Department of Commerce’s (US DOC) preliminary rulings on countervailing duties and antidumping tariffs related to imported Chinese graphite.
•
Sales volume growth: Consistent with previously disclosed contractual agreements to supply up to 157,000 tonnes of anode material from 2027 to 2034 (2024: 2026 to 2034); pricing is adjusted thereafter for inflation and expected market trends. Reflects current and anticipated customer demand, aligning with production equipment commissioning and product availability. No incremental production volume growth is assumed beyond full production capacity of 20,000 tpa.
•
Operating costs: USD $6–$8/kg, based on the current Riverside Project Plan and adjusted for inflation (2024: USD $6-$8/kg).
•
Terminal growth rate: 2.5%, reflecting long-term expectations for growth and inflation in the market in which the NAM CGU operates (2024: 2.5%).

Management acknowledges that the estimates and assumptions used in these calculations are subject to change but does not believe that reasonably possible changes in any one key assumption would result in the carrying amount of the NAM CGU exceeding its recoverable amount.

Aside from the above noted change in revenue sales price expectations supported by the recent US DOC preliminary rulings, all other key assumptions disclosed above are consistent with the prior year.

The directors have assessed impairment triggers since the annual impairment test was performed at June 30, 2025, and have not identified any indicators of impairment at December 31, 2025.

The recoverable amount of the NAM CGU is deemed to be in excess of the carrying value of the CGU, and therefore no impairment has been recognized at December 31, 2025.